Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income before income taxes:
Domestic	$ 172.2	$ 150.1	$ 145.5
Foreign	194.8	180.4	177.1
Income before income taxes	367.0	330.5	322.6
Current
Domestic	(15.2)	(12.6)	(11.9)
Foreign	(36.0)	(59.2)	(39.3)
Current income tax expense	(51.2)	(71.8)	(51.2)
Deferred
Domestic	(4.0)	(5.6)	(3.7)
Foreign	(35.3)	(8.7)	23.6
Deferred income tax (expense) benefit	(39.3)	(14.3)	19.9
Total income tax expense	$ (90.5)	$ (86.1)	$ (31.3)